Current and deferred tax - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 19,047	$ 19,926	$ 17,710
Loss Allowances For Financial Assets [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	303	339
Bonus Provision [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	1,195	2,271
Lease [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	271	396
Share-based compensation [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	2,282	3,064
Tax Loss [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	10,382	11,916
Others [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 4,614	$ 1,940